Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax
The components of income tax are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	124	(5)
Total Current Income Tax (Benefit)	—	124	(5)
Deferred:
Federal	(579)	394	320
State	37	28	25
Foreign	34	—	—
Total Deferred Income Tax	(508)	422	345
Total Income Tax	$(508)	$546	$340

Effective Income Tax Reconciliation
The income tax expense (benefit) differed from the amount computed by applying the U.S. federal income tax rate of 34% to pretax loss as a result of the following:

	Year Ended December 31,
	2017	2016	2015
Federal tax at statutory rate	34%	34%	34%
State tax at statutory rate (net of federal benefit)	7%	7%	12%
Change to Uncertain Tax Position	—%	—%	10%
Permanent Items	—%	(1)%	—%
Change in U.S. Tax Rate Applied to Deferred Taxes	(31)%	—%	—%
Incentive Stock Options	(1)%	(2)%	(9)%
Acquisition Related Costs	—%	—%	(3)%
Preferred Stock Warrants	(21)%	—%	—%
Change in valuation allowance	11%	(37)%	(46)%
Credits and Reserves	—%	—%	—%
Other	1%	(1)%	1%
	—%	—%	(1)%

Deferred Tax Assets and Liabilities
Temporary items that give rise to significant portions of deferred tax assets and liabilities at December 31, 2017 and 2016 are as follows (in thousands):

	December 31,
	2017	2016
Net operating loss carry forwards	$74,890	$85,759
Research & other credits	725	626
Settlement liability	—	1,230
Stock compensation	7,653	7,300
Accrued liabilities	3,028	4,884
Restructuring liability	974	2,424
Other	21	62
Deferred tax assets	87,291	102,285
Fair value of loans	(493)	(1,045)
Net servicing rights	(3,500)	(4,895)
Fixed assets	(73)	(1,226)
Intangible assets	(2,357)	(3,226)
Foreign Earnings	(187)	(270)
Deferred tax liabilities	(6,610)	(10,662)
Net deferred tax assets	80,681	91,623
Valuation allowance	(80,906)	(92,389)
Net deferred tax liabilities	$(225)	$(766)

Unrecognized Tax Benefits
The following table summarizes Prosper’s activity related to its unrecognized tax benefits (in thousands):

	December 31, 2017	December 31, 2016
Balance at January 1,	$913	$913
Decrease related to current year tax position	(801)	—
Balance at December 31,	$112	$913